QUARTERLY FINANCIAL DATA (UNAUDITED) (FY) (Details) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020		Dec. 31, 2020	Sep. 30, 2021
QUARTERLY FINANCIAL DATA (UNAUDITED) [Abstract]
Total revenue	$ 1,594,769	$ 10,616,538	$ 3,655,339		$ 5,250,108	$ 24,050,062
Total expenses	1,052,319	3,849,175	1,327,100		2,379,419	9,914,710
Provision for current expected credit losses	0	(660,612)	(465,397)		(465,397)	(1,372,498)
Realized gains / (losses) on loans at fair value, net	0	400,000	345,000		345,000	400,000
Change in unrealized gains / (losses) on loans at fair value, net	1,563,800	1,423,929	(460)		1,563,340	796,368
Net income / (loss)	$ 2,106,250	$ 7,930,680	$ 2,207,382		$ 4,313,632	$ 13,959,222
Basic earnings per common share (in dollars per share)	$ 0.39 [1]	$ 0.48	$ 0.37	[1]	$ 0.76	$ 1.13
Basic weighted average shares of common stock outstanding (in shares)	5,376,411	16,402,984	5,908,822		5,694,475	12,368,977

[1]	The sum of per share amounts for the period from July 31, 2020 to September 30, 2020 and the quarter ended December 31, 2020 may differ from the annual per share amounts due to the required method of computing weighted-average number of common shares outstanding in the respective periods and share offerings that occurred during the year.